SHARE-BASED COMPENSATION (Nonvested Restricted Shares) (Narrative) (Details) $ in Thousands												1 Months Ended			12 Months Ended
	Oct. 30, 2015 shares	Sep. 30, 2015 shares	Jun. 15, 2015 shares	May. 15, 2015 shares	Apr. 15, 2015 shares	Jan. 20, 2015 shares	Jan. 05, 2015 shares	Jan. 02, 2015 shares	Oct. 17, 2014 item shares	Jul. 17, 2014 item shares	May. 19, 2014 item shares	Mar. 31, 2013 shares	Dec. 31, 2011 shares	Sep. 30, 2011 shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)
Nonvested restricted shares [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Awards granted (in shares)															6,025,092	9,257,535
Vested (in shares)															2,084,511	3,314,997
Incremental share-based compensation costs | $															$ 1,955
Other disclosures
Compensation expense | $															$ 1,509	$ 1,196	$ 25
Share-based compensation from discontinued operations | $																2,735	955
Non-employee options [Member]
Other disclosures
Compensation expense | $															$ 77	$ 614	$ 721
Share-based compensation from discontinued operations | $
2009 Plan [Member] | Nonvested restricted shares [Member]
Other disclosures
Unrecognized compensation expense | $															$ 6,852
Expected weighted-average period for unrecognized compensation expense to be recognized															3 years 11 days
2009 Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Awards granted (in shares)													3,750,000
2009 Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vesting on August 31, 2012 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage														25.00%
2009 Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vesting at the ending of each calendar month subsequent to September 1, 2012 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage														75.00%
2009 Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Employee [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Awards granted (in shares)														60,000
2011 Equity Incentive Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Awards granted (in shares)									1,144,035	78,000	8,035,500	168,000
Proportion of vesting of remaining awards | item										0.021
2011 Equity Incentive Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vesting on the first anniversary of the vesting commencement date as of March 22, 2014 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage												25.00%
2011 Equity Incentive Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vesting at the 21st day of each calendar month subsequent to March 22, 2014 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage												75.00%
2011 Equity Incentive Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vesting on the first anniversary of the vesting commencement date as of October 26, 2012 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage													25.00%
2011 Equity Incentive Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vesting at the 26th day of each calendar month subsequent to October 26, 2012 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage													75.00%
2011 Equity Incentive Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vest at the 16th day of each calendar month subsequent to July 17th, 2014 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Vested (in shares)										60,000
2011 Equity Incentive Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vest on the first anniversary of the vesting commencement date as of July 16th, 2015 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Vested (in shares)										18,000
Award vesting percentage										25.00%
2011 Equity Incentive Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vest at the 16th day of each calendar month subsequent to July 16th, 2015 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage										75.00%
2011 Equity Incentive Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vest at the 16th day of each calendar month subsequent to October 17th, 2014 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Vested (in shares)									652,500
Proportion of vesting of remaining awards | item									0.021
2011 Equity Incentive Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vest on the first anniversary of the vesting commencement date as of October 16th, 2015 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Vested (in shares)									237,000
Award vesting percentage									25.00%
2011 Equity Incentive Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vest at the 16th day of each calendar month subsequent to October 16th, 2015 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage									75.00%
2011 Equity Incentive Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vested immediately after granted [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Vested (in shares)									254,535
2011 Equity Incentive Plan [Member] | Restricted Stock Options Portion 1 [Member] | Awards vest at the 18th day of each calendar month subsequent to May 19th, 2014 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Proportion of vesting of remaining awards | item											0.021
2011 Equity Incentive Plan [Member] | Restricted Stock Options Portion 1 [Member] | Class A ordinary shares [Member] | Awards vest on the first anniversary of the vesting commencement date as of May 18th, 2015 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Vested (in shares)											874,500
Award vesting percentage											25.00%
2011 Equity Incentive Plan [Member] | Restricted Stock Options Portion 1 [Member] | Class A ordinary shares [Member] | Awards vest at the 18 day of each calendar month subsequent to May 18th, 2015 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage											75.00%
2011 Equity Incentive Plan [Member] | Restricted Stock Options Portion 1 [Member] | Class A ordinary shares [Member] | Awards vest at the 18th day of each calendar month subsequent to May 19th, 2014 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Vested (in shares)											7,161,000
2011 share incentive plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vest at the 14th day of each calendar month subsequent to May 15th, 2015 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Awards granted (in shares)				3,892,500
Vested (in shares)				3,436,500
2011 share incentive plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vest on the first anniversary of the vesting commencement date as of May 14th, 2016 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Vested (in shares)				456,000
Award vesting percentage				25.00%
2011 share incentive plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vest at the 14th day of each calendar month subsequent to May 14th, 2016 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Vested (in shares)			27,000
Award vesting percentage				75.00%
2011 share incentive plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vest at the 14th day of each calendar month subsequent to June 15th, 2015 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Awards granted (in shares)			45,000
2011 share incentive plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vest on the first anniversary of the vesting commencement date as of June 14th, 2016 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Vested (in shares)			18,000
Award vesting percentage			25.00%
2011 share incentive plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vest at the 14th day of each calendar month subsequent to June 14th, 2016 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage			75.00%
2011 share incentive plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vest at the 29th day of each calendar month subsequent to September 30th, 2015 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Awards granted (in shares)		402,000
Vested (in shares)		300,000
2011 share incentive plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vest on the first anniversary of the vesting commencement date as of September 29, 2016 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Vested (in shares)		102,000
Award vesting percentage		25.00%
2011 share incentive plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vest at the 29th day of each calendar month subsequent to September 29th, 2016 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage		75.00%
2011 share incentive plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards Vest At 30Th Day Of Each Calendar Month Subsequent To 1 January 2015 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Awards granted (in shares)								225,000
2011 share incentive plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards Vest At 4Th Day Of Each Calendar Month Subsequent To 5 January 2015 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Awards granted (in shares)							218,592
2011 share incentive plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards Vest At 19Th Day Of Each Calendar Month Subsequent To 20 January 2015 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Awards granted (in shares)						24,000
2011 share incentive plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards Vest At 14Th Day Of Each Calendar Month Subsequent To 15 April 2015 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Awards granted (in shares)					1,170,000
2011 share incentive plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards Vest At 30Th Day Of Each Calendar Month Subsequent To 1 November 2015 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Awards granted (in shares)	48,000